Basis of preparation of the financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
The consolidated information comprises the financial statements of the Braskem S.A. and the following entities:

The consolidated information comprises the financial statements of the Braskem S.A. and the following entities:

					Total and voting interest (%)
		Headquarters	2021	2020	2019

BM Insurance Company Limited ("BM Insurance")		Bermuda	100.00	100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		USA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		USA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem Energy Ltda ("Braskem Energy")	(i)	Brazil	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Green S.A. ("Braskem Brasil Green")	(ii)	Brazil	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc.")		Cayman Islands	100.00	100.00	100.00
Braskem India Private Limited ("Braskem India")		Índia	100.00	100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Green B.V. (“Braskem Holanda Green”)	(iii)	Netherlands	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc.”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.70	63.70
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.70	63.70
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00
Terminal Quimica Puerto México ("Terminal Química")	(iv)	Mexico	75.00
Special Purpose Entities (“SPE”)
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")		Brazil	100.00	100.00	100.00

(i)	Subsidiary incorporated in April 2021 is currently in the preoperational phase. The main activities will include power trading and rendering management and representation services in the Free Energy Contracting Environment.
(ii)	Subsidiary incorporated in November 2021 is currently in the preoperational phase. The main activities will encompass the manufacture, trade, distribution, import and export of renewable products, development of technologies related to this purpose and holding interests in other companies.
(iii)	Subsidiary incorporated in September 2021 is currently in the preoperational phase. The main activities will encompass the trade, distribution, import and export of renewable products, development of technologies related to this purpose and holding interests in other companies.
(iv)	Subsidiary incorporated in December 2021 is currently in the preoperational phase. The main activities will encompass storing ethane, pumping feedstock to the complex and maintaining materials and its assets.

The subsidiaries with a functional currency different from Real (“R$”) are listed below:

The subsidiaries with a functional currency different from Real (“R$”) are listed below:

Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc., Braskem México Sofom e Braskem Holanda Green	U.S.dollar ("US$")
Braskem Idesa, Braskem Idesa Serviços, Braskem México, Braskem México Serviços e Terminal Química	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso
Braskem India	Rupee